UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 31st, 2007 Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 November 15, 2007

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 40
Form 13F Information Table Value Total: $252026161


List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE
Intel Corp               COM        458140100  2536.35           9808            SH              SOLE            9808
3m Company               COM        88579Y101  122207.26         130591          SH              SOLE            130591
At&t Inc                 COM        00206R102  13150.34          31081           SH              SOLE            31081
Avx Corp. New            COM        002444107  2394.87           14875           SH              SOLE            14875
Bausch & Lomb Inc        COM        071707103  128591.9          200925          SH              SOLE            200925
Boeing Company           COM        097023105  141773.77         135036          SH              SOLE            135036
Boston Scientific Corp   COM        101137107  109815.79         787210          SH              SOLE            787210
Chesapeake Energy Corp # COM        165167107  136784.79         387932          SH              SOLE            387932
Chevron Corp Com         COM        166764100  2724.11           2911            SH              SOLE            2911
Citadel Broadcsting Corp COM        17285t106  1025.05           24641           SH              SOLE            24641
CitiGroup Inc            COM        172967CH2  98.24             10000           SH              SOLE            10000
Conseco Inc New          COM        208464883  22004.96          137531          SH              SOLE            137531
Cypress Semiconductor CorCOM        232806109  170464.3          583582          SH              SOLE            583582
Dow Chem Co              COM        260543103  127237.13         295488          SH              SOLE            295488
Earthlink Inc            COM        270321102  14763.28          186405          SH              SOLE            186405
Embarq Corp              COM        29078E105  4579.22           8236            SH              SOLE            8236
Exxon Mobil Corp Com     COM        30231G102  7012.88           7577            SH              SOLE            7577
Freddie Mac              COM        313400301  99141.61          168008          SH              SOLE            168008
General Motors Corp      COM        370442105  107180.28         292044          SH              SOLE            292044
General Mtrs Corp        DEB SR C   370442733  10879.19          51100           SH              SOLE            51100
Maui Land Pineapple Co.  COM        577345101  58277.38          191450          SH              SOLE            191450
Mitsubishi Ufj Finl GroupSPONSORED  606822104  143.46            1580            SH              SOLE            1580
Ncr Corp New             COM        62886E108  50438.44          101282          SH              SOLE            101282
New Century Financial    COM        6435ev108  1921.35           1921350         SH              SOLE            1921350
Pfizer Inc               COM        717081103  95290.15          390054          SH              SOLE            390054
Qualcomm Inc             COM        747525103  19902.77          47096           SH              SOLE            47096
Questar Corp             COM        748356102  108071.31         205733          SH              SOLE            205733
Rowan Companies Inc      COM        779382100  107606.14         294167          SH              SOLE            294167
Schering-Plough Corp     COM        806605101  129132.88         408519          SH              SOLE            408519
Sony Corp Adr New        COM        835699307  102304.77         212869          SH              SOLE            212869
Sprint Nextel Corp       COM        852061100  72727.75          382778          SH              SOLE            382778
Sun Microsystems Inc     COM        866810203  112770.54         2010170         SH              SOLE            2010170
Sycamore Networks Inc.   COM        871206108  1700.98           41793           SH              SOLE            41793
Tejon Ranch Co           COM        879080109  14469.3           34950           SH              SOLE            34950
Union Pacific Corp       COM        907818108  27310.91          24156           SH              SOLE            24156
Verizon Communications   COM        92343V104  31774.44          71758           SH              SOLE            71758
Wachovia Corp (2nd New)  COM        929903102  114558.97         228433          SH              SOLE            228433
Walt Disney Co           COM DISN   254687106  102410.96         297793          SH              SOLE            297793
Washington Mutual Inc    COM        939322103  82849.7           234635          SH              SOLE            234635
Williams Companies Inc   COM        969457100  62234.09          182719          SH              SOLE            182719

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